Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended
	Sep. 30, 2018	Mar. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jan. 02, 2019	Dec. 31, 2017
Net loss			$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Net current liability			907,337		643,025
Total (Deficit) Equity			$ (576,475)	$ (82,610)	$ (298,447)	463			$ (9,888)
Statutory reserves, description			PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.		PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Value added tax rate			6.00%
Value addet tax, description			From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.		From May 2017 to August 2018, Shenzhen Yeller was a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became a general taxpayer and subject to VAT rates of between 6% and 13%. From March 2017, QCM is a small-scale taxpayer subject to a 3% VAT rate.
Right-of-use assets			$ 209,977		$ 264,164
Operating lease liabilities			$ 214,947		$ 268,603
ASU 2016-02 [Member]
Right-of-use assets								$ 264,164
Operating lease liabilities								$ 268,604
Shenzhen Yeller [Member]
Value added tax rate	13.00%						3.00%
Shenzhen Yeller [Member] | Minimum [Member]
Value added tax rate	9.00%
Shenzhen Yeller [Member] | Maximum [Member]
Value added tax rate	6.00%
QCM Small-Scale Taxpayer [Member]
Value added tax rate		3.00%
Salvage Value [Member]
Salvage percentage			0.00%		0.00%